Debt issued measured at amortized cost (Detail 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	$ 139,155	$ 139,232
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	55,642
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	14,889
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	12,698
2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7,818
2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	11,951
2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	17,590
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	18,566
UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	56,722	53,881
UBS Group AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,261
UBS Group AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,211
UBS Group AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,145
UBS Group AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,052
UBS Group AG | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,748
UBS Group AG | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	12,534
UBS Group AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	16,771
UBS Group AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	40,569	33,578
UBS Group AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,769
UBS Group AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,027
UBS Group AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,145
UBS Group AG | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,052
UBS Group AG | Non-subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,748
UBS Group AG | Non-subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	12,534
UBS Group AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,294
UBS Group AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,676	5,890
UBS Group AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	492
UBS Group AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,183
UBS Group AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Non-subordinated debt | Floating-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Non-subordinated debt | Floating-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Non-subordinated debt | Floating-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	13,477	14,413
UBS Group AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS Group AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	13,477
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	72,972	75,661
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	50,474
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7,671
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,482
UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,594
UBS AG | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,158
UBS AG | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,381
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,213
UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	52,571	52,618
UBS AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	38,647
UBS AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,578
UBS AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,964
UBS AG | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	349
UBS AG | Non-subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,439
UBS AG | Non-subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,381
UBS AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,213
UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	15,238	15,299
UBS AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,807
UBS AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,093
UBS AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,922
UBS AG | Non-subordinated debt | Floating-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	907
UBS AG | Non-subordinated debt | Floating-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	508
UBS AG | Non-subordinated debt | Floating-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,163	7,744
UBS AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,020
UBS AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,596
UBS AG | Subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	337
UBS AG | Subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	210
UBS AG | Subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,460	9,690
Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	907
Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,007
Other subsidiaries | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,072
Other subsidiaries | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,173
Other subsidiaries | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,045
Other subsidiaries | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,674
Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	582
Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,460	9,690
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	907
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,007
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,072
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,173
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,045
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,674
Other subsidiaries | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	582
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	82,432	85,351
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	51,381
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	8,679
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7,554
UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,766
UBS AG | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,203
UBS AG | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,055
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,795
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	72,972	75,661
UBS AG | UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	50,474
UBS AG | UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7,671
UBS AG | UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,482
UBS AG | UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,594
UBS AG | UBS AG | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,158
UBS AG | UBS AG | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,381
UBS AG | UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,213
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	52,571	52,618
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	38,647
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,578
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,964
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	349
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,439
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,381
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,213
UBS AG | UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	15,238	15,299
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,807
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,093
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,922
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	907
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	508
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,163	7,744
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,020
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,596
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	337
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	210
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,460	9,690
UBS AG | Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	907
UBS AG | Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,007
UBS AG | Other subsidiaries | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,072
UBS AG | Other subsidiaries | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,173
UBS AG | Other subsidiaries | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,045
UBS AG | Other subsidiaries | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,674
UBS AG | Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	582
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,460	$ 9,690
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	907
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,007
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,072
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,173
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,045
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,674
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	$ 582